SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted earnings per share (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($)
Numerator:
Net income (loss) attributable to Recon Technology, Ltd	¥ (59,167,301)	$ (8,159,544)	¥ 95,586,795	¥ (22,832,734)
Denominator:
Weighted-average number of ordinary shares outstanding - basic	33,923,112	33,923,112	30,002,452	12,697,024
Outstanding options/warrants/convertible notes	¥ 20,071,602		¥ 10,536,433	¥ 10,522,294	$ 20,071,602
Weighted-average number of ordinary shares outstanding - diluted	33,923,112	33,923,112	30,002,452	12,697,024
Earnings (loss) per share - basic | (per share)	¥ (1.74)	$ (0.24)	¥ 3.19	¥ (1.80)
Earnings (loss) per share - diluted | (per share)	¥ (1.74)	$ (0.24)	¥ 3.19	¥ (1.80)